Deferred Revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Deferred Revenue
36	DEFERRED REVENUE

	2021	2020
	Million	Million
As of January 1	8,601	6,861
Additions during the year	1,870	3,435
Recognized in the consolidated statement of comprehensive income	(1,984)	(1,695)

As of December 31	8,487	8,601